SCHEDULE OF NET INCOME (LOSS) PER SHARE (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income (loss) attributable to common stockholders	$ 931,600	$ (431,100)	$ (618,200)	$ (1,183,100)	$ (3,532,800)	$ 235,600
Effect of dilutive securities:
Diluted net income (loss)	$ 931,600	$ (431,100)	$ (618,200)	$ (1,183,100)	$ (3,532,800)	$ 235,600
Weighted average common shares outstanding - basic	14,890,094	3,513,517	14,071,373	3,513,517	4,214,418	3,513,517
Options	19,778
Warrants	142,653
Weighted average common shares outstanding and assumed conversion – diluted	15,052,525	3,513,517	14,071,373	3,513,517	4,214,418	3,513,517
Basic net income (loss) per common share	$ 0.06	$ (0.12)	$ (0.04)	$ (0.34)	$ (0.84)	$ 0.07
Diluted net income (loss) per common share	$ 0.06	$ (0.12)	$ (0.04)	$ (0.34)	$ (0.84)	$ 0.07
(a) - Anti-dilutive securities excluded:	10,570,115	152,032	10,777,506	152,032	241,609	139,742